Related party transactions (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Voting shares of Directors and key management personnel control		23.00%	17.00%
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Business administration services	$ 85	$ 85	$ 85
Rental costs	295	228	212
Commercial and information technology support services	$ 47	$ 47	$ 44